                    [Van Kampen Investments Inc. Letterhead]

                                                                       497(j)

                                  May 1, 2006

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: Van Kampen Comstock Fund
         Rule 497(j) Filing (File Nos. 2-27778 and 811-01570)

Ladies and Gentlemen:

     Van Kampen Comstock Fund (the "Registrant") filed via EDGAR on April 27, 2006 an electronically signed copy of Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits thereto. The Registration Statement and Exhibits were filed pursuant to Rule 485(b) of the general rules and regulations of the Securities and Exchange Commission promulgated under the Securities Act of 1933 (the "1933 Act Rules"), as amended, and under the Investment Company Act of 1940, as amended.

     In accordance with the provisions of Rule 497(j) of the 1933 Act Rules, this letter serves to certify that the Prospectuses and Statement of Additional Information contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules.

     Should the staff have any questions regarding the foregoing, please call me at (212) 762-6441 or Charles B. Taylor at (312) 407-0863.


                                    Very truly yours,

                                    /s/ Sheri Schreck
                                    --------------------
                                    Sheri Schreck
                                    Assistant Secretary